Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments, Deposits and Other Assets, Net [Abstract]
Schedule of prepayments, deposits and other assets, net
	As of December 31,
	2022	2021

Security deposits (1)	$216,446	$381,813
Advances to suppliers	564,810	1,483,084
Advances to employees	141,249	317,725
Prepaid expense	976,788	360,074
Others	139,976	188,216
	2,039,269	2,730,912
Less: Long term portion	(226,544)	(381,656)
Allowance for doubtful accounts	(364,973)	(313,844)
Prepayments, deposits and other assets – current portion	$1,447,752	$2,035,412

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Schedule of allowance for doubtful accounts
	As of December 31,
	2022	2021	2020

Beginning balance	$313,844	$306,513	$31,139
Provision for doubtful accounts	75,000	88,846	258,280
Written-off	-	(88,846)	-
Foreign currency translation adjustments	(23,871)	7,331	17,094
Ending balance	$364,973	$313,844	$306,513